Note 15 - Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Note O - Parent Company Only Condensed Financial Information

Below is condensed financial information of Ohio Valley. In this information, Ohio Valley’s investment in its subsidiaries is stated at cost plus equity in undistributed earnings of the subsidiaries since acquisition. This information should be read in conjunction with the consolidated financial statements of the Company.

CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2012	2011
Cash and cash equivalents	$1,700	$1,462
Investment in subsidiaries	87,950	84,038
Notes receivable - subsidiaries	3,423	3,743
Other assets	310	406
Total assets	$93,383	$89,649

Liabilities
Notes payable	$3,526	$3,748
Subordinated debentures	13,500	13,500
Other liabilities	537	558
Total liabilities	$17,563	$17,806

Shareholders’ Equity
Total shareholders’ equity	75,820	71,843
Total liabilities and shareholders’ equity	$93,383	$89,649

CONDENSED STATEMENTS OF INCOME

	Years ended December 31:
Income:	2012	2011	2010
Interest on notes	$114	$134	$158
Other operating income	84	65	68
Dividends from subsidiaries	4,500	3,500	4,500

Expenses:
Interest on notes	114	134	159
Interest on subordinated debentures	789	1,089	1,089
Operating expenses	364	287	538
Income before income taxes and equity in undistributed earnings of subsidiaries	3,431	2,189	2,940
Income tax benefit	355	439	522
Equity in undistributed earnings of subsidiaries	3,266	3,207	1,634
Net Income	$7,052	$5,835	$5,096

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2012	2011	2010
Net Income	$7,052	$5,835	$5,096
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(3,266)	(3,207)	(1,634)
Common stock issued to ESOP	617	496	315
Change in other assets	96	(92)	(12)
Change in other liabilities	(21)	105	64
Net cash provided by operating activities	4,478	3,137	3,829

Cash flows from investing activities:
Change in notes receivable	320	85	402
Net cash provided by investing activities	320	85	402
Cash flows from financing activities:
Change in notes payable	(222)	(87)	(412)
Proceeds from common stock through dividend reinvestment	55	-	-
Cash dividends paid	(4,393)	(3,360)	(3,347)
Net cash used in financing activities	(4,560)	(3,447)	(3,759)
Cash and cash equivalents:
Change in cash and cash equivalents	238	(225)	472
Cash and cash equivalents at beginning of year	1,462	1,687	1,215
Cash and cash equivalents at end of year	$1,700	$1,462	$1,687